Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Aug. 10, 2021	Feb. 23, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary Of Significant Accounting Policies [Line Items]
Description of conversion of warrants			overallotment were converted into an equal number of warrants that entitle the holder to purchase one share of the Company’s Common stock
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001
Class Of Warrants Or Right exercised			0
Income from equity method investment			$ 29,405	$ 5,799
Impairment Of long lived assets held For use			$ 0	0
Risk-free interest rate	1.36%		1.51%
Expected volatility	62.20%		72.10%
Percentage of fair value of assets			90.00%
Percentage of economic life of assets			75.00%
Series A Preferred Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Shares Issued, Price Per Share			$ 0.375
Summer Bio [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investments FairValue				5,200
Derecognized net liabilities				1,700
Deconsolidation Gain Or Loss				6,900
Income from equity method investment			$ 29,400	$ 5,800
ownership Interest				45.50%
Option term			5 years
Risk-free interest rate			0.28%
Expected volatility			39.50%
Decrease In Investments			$ 1,000
Employee Stock Bases Awards Diluted Equity Interest			43.40%
Summer Bio [Member] | Series A Preferred Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of Discount Due to Lack of Marketability			14.40%
Shares Issued, Price Per Share			$ 0.375
Selling, General and Administrative Expenses [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising expense			$ 200	$ 100
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Uber Elevate [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage			79.00%
United States [Member] | Credit Concentration Risk [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage			6.00%	89.00%
Common Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Lock-up and transfer of Common Shares		17,130,000
Public Warrants
Summary Of Significant Accounting Policies [Line Items]
Warrants issued to sponsor	17,250,000
Private Placement Warrants
Summary Of Significant Accounting Policies [Line Items]
Warrants issued to sponsor	11,533,333
Common Stock Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.0001
Class of warrants exercise price per share			$ 11.50
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives			3 years
Property, plant and equipment, useful life			2 years
Minimum [Member] | Summer Bio [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of allocation option			19.20%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives			5 years
Property, plant and equipment, useful life			10 years
Maximum [Member] | Summer Bio [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of allocation option			100.00%